Inventory - Components of Inventory (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Processed materials	$ 958,575	$ 958,575	$ 986,674
Total inventories	$ 958,575	$ 958,575	$ 986,674